HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Consumer Staples - 3.8%
Consumer Staples Merchandise Retail - 3.8%
Costco Wholesale Corp.	363	$313,030

Financials - 12.2%
Financial Exchanges & Data - 3.9%
Cboe Global Markets, Inc.	1,276	320,276

Transaction & Payment Processing Services - 8.3%
Mastercard, Inc. - Class A	589	336,249
Visa, Inc. - Class A	979	343,345
		679,594
Total Financials		999,870

Health Care - 11.8%
Life Sciences Tools & Services - 7.6%
Agilent Technologies, Inc.	2,199	299,218
Thermo Fisher Scientific, Inc.	564	326,810
		626,028
Pharmaceuticals - 4.2%
Zoetis, Inc.	2,731	343,614
Total Health Care		969,642

Industrials - 36.0% (a)
Construction & Engineering - 3.8%
Comfort Systems USA, Inc.	339	316,385

Construction Machinery & Heavy Transportation Equipment - 8.2%
Cummins, Inc.	687	350,679
Federal Signal Corp.	2,960	321,427
		672,106
Data Processing & Outsourced Services - 4.0%
Broadridge Financial Solutions, Inc.	1,462	326,274

Diversified Support Services - 4.1%
Cintas Corp.	1,785	335,705

Industrial Machinery & Supplies & Components - 11.9%
Illinois Tool Works, Inc.	1,341	330,288
Pentair PLC	3,022	314,711
Watts Water Technologies, Inc. - Class A	1,193	329,292
		974,291

HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 4.0%
Fastenal Co.	8,129	$326,217
Total Industrials		2,950,978

Information Technology - 20.3%
Application Software - 4.1%
Intuit, Inc.	508	336,509

Electronic Equipment & Instruments - 3.8%
Badger Meter, Inc.	1,781	310,624

IT Consulting & Other Services - 4.5%
Accenture PLC - Class A	1,358	364,351

Semiconductor Materials & Equipment - 4.3%
Lam Research Corp.	2,070	354,343

Systems Software - 3.6%
ServiceNow, Inc. (b)	1,920	294,125
Total Information Technology		1,659,952

Materials - 12.0%
Industrial Gases - 4.1%
Linde PLC	779	332,158

Metal, Glass & Plastic Containers - 4.1%
AptarGroup, Inc.	2,781	339,171

Specialty Chemicals - 3.8%
Sherwin-Williams Co.	955	309,448
Total Materials		980,777
TOTAL COMMON STOCKS (Cost $7,396,091)		7,874,249

REAL ESTATE INVESTMENT TRUSTS - 3.8%
Real Estate - 3.8%
Data Center REITs - 3.8%
Equinix, Inc.	405	310,295
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $316,034)		310,295

HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67% (c)	10,550	$10,550
TOTAL MONEY MARKET FUNDS (Cost $10,550)		10,550

TOTAL INVESTMENTS - 100.0% (Cost $7,722,675)		$8,195,094
Other Assets in Excess of Liabilities - 0.0% (d)		74
TOTAL NET ASSETS - 100.0%		$8,195,168

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

HONEYTREE U.S. EQUITY ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Honeytree U.S. Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$7,874,249	$—	$—	$7,874,249
Real Estate Investment Trusts	310,295	—	—	310,295
Money Market Funds	10,550	—	—	10,550
Total Investments	$8,195,094	$—	$—	$8,195,094

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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